COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)
Schedule of Lease and Other commitments [Line Items]
Rent expense incurred under operating leases	$ 94,348		$ 120,203
Dalin Xinding [Member]
Schedule of Lease and Other commitments [Line Items]
Commitment to provide interest free loan to shareholders			$ 3,300,000
CNY [Member]
Schedule of Lease and Other commitments [Line Items]
Rent expense incurred under operating leases | ¥		¥ 582,174		¥ 738,200